HENSSLER FUNDS, INC.
                                    OFFERING
                            THE HENSSLER EQUITY FUND

                         SUPPLEMENT DATED JULY 15, 2002
                     TO THE PROSPECTUS DATED AUGUST 31, 2001

     Effective July 15, 2002, CITCO-Quaker Fund Services, Inc. assumed the responsibilities of Administrator, Fund Accountant and Transfer Agent for the Henssler Equity Fund, and Citco-Quaker Fund Distributors, Inc. was approved to serve as the Fund's Distributor and Principal Underwriter. Accordingly, all references to Declaration Service Company and Declaration Distributors, Inc. in the Prospectus now read Citco-Quaker Fund Services, Inc. and Citco-Quaker Fund Distributors, Inc., respectively.

     Further, the prospectus is also amended as follows:

     On page 13 of the prospectus, under the heading, "Opening or Adding to an Account", the mailing addresses are changed to:

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        Regular Mail                             Overnight Delivery
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The Henssler Equity Fund                    The Henssler Equity Fund
c/o Citco-Quaker Fund Services, Inc.        c/o Citco-Quaker Fund Services, Inc.
P.O. Box C1100                              1288 Valley Forge Road, Suite 88
Southeastern, PA  19398-1100                Valley Forge, PA  19482
--------------------------------------------------------------------------------

     On page 14 of the prospectus, under the heading, "Written Sell Orders", the mailing addresses are changed to:

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        Regular Mail                             Overnight Delivery
-------------------------------------------------------------------------------
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The Henssler Equity Fund                   The Henssler Equity Fund
c/o Citco-Quaker Fund Services, Inc.       c/o Citco-Quaker Fund Services, Inc.
P.O. Box C1100                             1288 Valley Forge Road, Suite 88
Southeastern, PA  19398-1100               Valley Forge, PA  19482
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     On page 17 of the  prospectus,  under  the  heading,  "How to  Obtain  More
Information", the third paragraph now reads:

     "You can obtain more information about the Fund and a copy of the Fund's SAI, annual or semi-annual reports to shareholders by request and without charge by contacting the fund at 1-800-936 FUND (3863) or in writing to The Henssler Equity Fund, c/o Citco-Quaker Fund Services, Inc., P.O. Box C1100, Southeastern, PA 19398-1100."

     The Back Cover of the prospectus is amended as follows:

                                   Distributor
                                   -----------
                      Citco-Quaker Fund Distributors, Inc.
                        1288 Valley Forge Road, Suite 88
                             Valley Forge, PA 19482

               Transfer, Redemption, and Dividend Disbursing Agent
               ---------------------------------------------------
                        Citco-Quaker Fund Services, Inc.
                        1288 Valley Forge Road, Suite 88
                             Valley Forge, PA 19482

     All sections of the prospectus not specifically changed by these amendments remain in full force and effect.